WRL FREEDOM WEALTH CREATOR®

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated May 24, 2011

to the

Prospectus dated May 1, 2011

The following hereby amends the investment choices available under the WRL Freedom Wealth Creator in the prospectus.

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by AEGON USA Investment Management, LLC

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Commodities & Hard Asset VP

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Wealth Creator® dated May 1, 2011

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP

Transamerica AEGON U.S. Government Securities VP

Subadvised by AllianceBernstein L.P.

Transamerica AllianceBernstein Dynamic Allocation VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Tactical Allocation VP

Subadvised by J.P. Morgan Investment Management, Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Growth Opportunities VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Morgan Stanley Investment Management Inc. And Invesco Advisors Inc.

Transamerica Multi Managed Large Cap Core VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP

Transamerica WMC Diversified Growth VP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Wealth Creator® dated May 1, 2011